Net Assets - Shares Issued From Capital Drawdowns (Details) - USD ($) $ in Thousands												3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 23, 2022	Jul. 28, 2022	May 16, 2022	Dec. 29, 2021	Nov. 12, 2021	Oct. 15, 2021	Jun. 16, 2021	May 26, 2021	Apr. 12, 2021	Mar. 12, 2021	Jan. 20, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Shares Issued (in shares)	4,775,721	3,903,231	3,548,132	4,748,891	8,182,294	7,806,514	7,161,130	4,036,582	5,326,877	2,171,816	1,726,689				7,451,363	12,227,084	41,160,793
Amount	$ 94,600	$ 79,821	$ 74,866	$ 99,600	$ 174,000	$ 164,000	$ 149,900	$ 85,000	$ 110,000	$ 45,000	$ 35,000	$ 0	$ 79,821	$ 0	$ 154,687	$ 249,291	$ 862,455	$ 297,347